Taxation - Other Comprehensive Income Tax Components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gross
Cash flow hedges	€ (1)	€ (1)
Foreign currency translation differences	(1,055)	496
Other comprehensive income from non-current assets held for sale		(2)
Gains (losses) from defined benefit plans	6	3	€ (3)	[1]
Gains and losses on the measurement of financial assets at fair value	(80)	(18)	0	[1]
Total	(1,130)	478
Tax Effect
Gains and losses on the remeasurement of defined benefit plans	(2)	(3)
Total	(2)	(3)
Net
Cash flow hedges	(1)	(1)	1
Foreign currency translation differences	(1,055)	496	(366)
Gains and losses on noncurrent assets held for sale		(2)	2	[1]
Gains and losses on the remeasurement of defined benefit plans	4
Gains and losses on the measurement of financial assets at fair value	(80)	(18)
Total Other comprehensive income (loss) for the year	€ (1,132)	€ 475	€ (364)	[1]

[1]	(See Note 2.d)